Annual Total Returns [BarChart] - Western Asset SMASh Series M Fund - SMASh Series M Fund	Jun. 30, 2021
Bar Chart Table:
Annual Return 2011	5.83%
Annual Return 2012	7.64%
Annual Return 2013	1.09%
Annual Return 2014	9.35%
Annual Return 2015	3.73%
Annual Return 2016	4.47%
Annual Return 2017	6.25%
Annual Return 2018	1.45%
Annual Return 2019	7.71%
Annual Return 2020	12.87%